Revenues	12 Months Ended
Dec. 31, 2024
Revenues
Revenues

Note 11 – Revenues

The Company has one operating segment, which generates revenue via industrial manufacturing solutions of multi-disciplinary technology - combining hardware, software, and materials science.

Revenues per geographical location:

	For the year ended December 31
	2022	2023	2024
Americas	$14,309	22,340	21,010
APAC	4,361	2,947	3,393
EMEA	24,963	31,027	33,372
Total revenue	$43,633	56,314	57,775

Timing of revenue recognition:

	For the year ended December 31
	2022	2023	2024
Services transferred over time	$3,217	4,590	5,453
Goods transferred at a point in time	40,416	51,724	52,322
Total revenue	$43,633	56,314	57,775

The table below provides information regarding receivables and contract liabilities deriving from contracts with customers.

	For the year ended December 31
	2023	2024
Trade receivables	$12,710	9,141
Contract liabilities	$3,857	3,523

The contract liabilities primarily relate to the advance consideration received from customers for contracts giving yearly maintenance for the printer. The revenue is recognized in a straight-line basis over the contracts’ period.

Note 11 – Revenues (Cont.)

Contract costs

Management expects that commissions paid to agents for obtaining contracts are recoverable. The Group recognizes incremental costs for obtaining the contract as an expense as incurred, where the amortization period of the asset it would have otherwise recognized is one year or less.